Commitments and Contingencies - ICTA Investigation Regarding the R&D Obligations - Additional Information (Detail) ₺ in Thousands		12 Months Ended
	Feb. 26, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺) lawsuit	Dec. 31, 2019 TRY (₺)
ICTA Investigation Regarding the R&D Obligations (Period of 2013-2016) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed		₺ 18,031
Discounted administrative fine	₺ 13,523
Number of lawsuits | lawsuit		10
Provisions		₺ 13,523	₺ 0
ICTA Investigation Regarding the R&D Obligations (Period of 2016-2017) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed		₺ 31,139
Discounted administrative fine	₺ 23,354
Number of lawsuits | lawsuit		7
Provisions		₺ 23,354	₺ 0